Stockholders' equity - Obligations to deliver(Details 3) SFr / shares in Units, shares in Millions, SFr in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Feb. 29, 2016 SFr / shares	Apr. 30, 2015 SFr / shares	Nov. 30, 2014 shares	Nov. 30, 2013 shares	Dec. 31, 2015 CHF (SFr) SFr / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2013 shares
Details of Stockholder's equity
Call options held by bank (in shares) | shares					10.7			10.7
Call options held by the bank, weighted-average strike price (in Swiss francs per share)					SFr 19.45
Call options held by bank, exercisable (in shares) | shares					1.5			1.5
Call options held by the bank, exercisable, weighted-average strike price (in Swiss francs per share)					SFr 17.44
Proposed distribution (in Swiss francs per share)	SFr 0.74
Distribution by way of a nominal value reduction (in Swiss francs per share)		SFr 0.17
Dividend proposed to be paid out of capital contribution reserves of Abb Ltd (in Swiss francs per share)		0.55
Nominal value of ABB Ltd share before nominal value reduction (in Swiss francs per share)	0.86	1.03
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share)	SFr 0.12	SFr 0.86
Distribution to ABB Ltd's shareholders (in the form of nominal value reduction) | $						$ 403
Minimum
Details of Stockholder's equity
Call options held by the bank, strike price (in Swiss francs per share)					15.75
Call options held by the bank, exercisable, strike price (in Swiss francs per share)					15.75
Maximum
Details of Stockholder's equity
Call options held by the bank, strike price (in Swiss francs per share)					21.50
Call options held by the bank, exercisable, strike price (in Swiss francs per share)					SFr 21.50
ABB Ltd (unconsolidated)
Details of Stockholder's equity
Total statutory stockholders' equity					SFr 9,687			$ 9,793
Share capital of ABB Ltd, Zurich					1,991			2,012
Reserves of ABB Ltd, Zurich					10,191			10,304
Restricted legal reserves for own shares of ABB Ltd, Zurich					2,495			2,523
Share capital restricted and not available for distribution					SFr 398			$ 402
Percentage of share capital restricted					20.00%			20.00%
Options under 2010 launch of the MIP
Details of Stockholder's equity
Strike price of options granted (in Swiss francs per share)					SFr 22.50
Options under 2010 launch of the MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares					7.3			7.3
Options under 2011 launch of the MIP
Details of Stockholder's equity
Strike price of options granted (in Swiss francs per share)					SFr 25.50
Options under 2011 launch of the MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares					8.6			8.6
Options under 2012 launch of the MIP
Details of Stockholder's equity
Strike price of options granted (in Swiss francs per share)					SFr 16.10
Options under 2012 launch of the MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares					14.5			14.5
Options under 2013 launch of the MIP
Details of Stockholder's equity
Call options exercised | shares									0.0
Strike price of options granted (in Swiss francs per share)					SFr 21.50
Options under 2013 launch of the MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares					16.7			16.7
Options under 2014 launch of MIP
Details of Stockholder's equity
Shares issued relating to call options (in shares) | shares							1.3
Strike price of options granted (in Swiss francs per share)					SFr 21.00
Options under 2014 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares					15.5			15.5
Options under 2015 launch of MIP
Details of Stockholder's equity
Shares issued relating to call options (in shares) | shares						5.3
Strike price of options granted (in Swiss francs per share)					SFr 19.50
Options under 2015 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares					17.2			17.2
ESAP
Details of Stockholder's equity
Shares issued from treasury stock (in shares) | shares			0.6	3.7
ESAP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares) | shares					3.7			3.7
Other share-based payment arrangements | Maximum
Details of Stockholder's equity
Outstanding obligation of options and shares granted (in shares) | shares					1.0			1.0
LTIP 2015, 2014 and 2013 Launches
Details of Stockholder's equity
Outstanding obligation of shares granted (in shares) | shares					2.1			2.1